Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Future Minimum Lease Payments Under Non-Cancelable Operating Leases

2012	$58,546
2013	48,229
2014	39,078
2015	31,098
2016	21,763
Thereafter	17,816

Total minimum payments	$216,530